April 30, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Dreyfus Institutional Reserves Fund
1933 Act File No. 333-148652
1940 Act File No. 811-22169
CIK No. 1423799

Gentlemen:

     Transmitted for filing is an EDGARized version of Post-Effective Amendment No. 4 to the above-referenced Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission on February 25, 2010.

     The filing is made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to become effective on May 1, 2010. Pursuant to Paragraph (b) (4) of the Rule, we have enclosed a letter from Stroock & Stroock & Lavan LLP, counsel to the Fund, dated April 27, 2010.

     This filing reflects certain editorial changes, updated financial information and changes made to comply with staff comments in connection with the review of other funds in the Dreyfus Family of Funds.

     Please address any comments or questions to the undersigned at 212-922-6858.

     Thank you.

Very truly yours,

/s/ Monica Giron
Monica Giron
Paralegal